DEBT (Details) - USD ($)		9 Months Ended	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2017	Dec. 31, 2016	Jun. 30, 2017	Dec. 20, 2016	Sep. 22, 2016	Dec. 31, 2015	Oct. 30, 2015
DEBT
Maximum borrowing capacity						$ 215,000,000		$ 355,000,000
Debt outstanding	$ 0		$ 0				$ 2,900,000
Outstanding letters of credit	16,300,000		16,300,000				14,800,000
Unamortized debt issuance cost	$ 3,900,000		$ 3,900,000				2,900,000
Before Receipt Of Third Quarter 2017 Compliance Certificate | Leverage ratio less than 4.00 | Eurodollar Advances
DEBT
Margin (as a percent)	4.00%
Before Receipt Of Third Quarter 2017 Compliance Certificate | Leverage ratio less than 4.00 | Base Rate Advances
DEBT
Margin (as a percent)	3.00%
Before Receipt Of Third Quarter 2017 Compliance Certificate | Leverage ratio greater than equal to 4.00 | Eurodollar Advances
DEBT
Margin (as a percent)	4.50%
Before Receipt Of Third Quarter 2017 Compliance Certificate | Leverage ratio greater than equal to 4.00 | Base Rate Advances
DEBT
Margin (as a percent)	3.50%
Revolving line of credit
DEBT
Maximum borrowing capacity					$ 100,000,000			$ 250,000,000
Commitment fee (as a percent)		0.50%	0.50%
Debt outstanding	$ 0		$ 0	$ 0
Outstanding letters of credit		$ 14,100,000
Unused portion of available borrowing	$ 83,700,000		$ 83,700,000				$ 62,200,000
Unamortized debt issuance cost		$ 3,000,000
Revolving line of credit | Before Receipt Of Third Quarter 2017 Compliance Certificate | Leverage ratio less than 4.00 | Eurodollar Advances
DEBT
Margin (as a percent)		4.00%
Revolving line of credit | Before Receipt Of Third Quarter 2017 Compliance Certificate | Leverage ratio less than 4.00 | Base Rate Advances
DEBT
Margin (as a percent)		3.00%
Revolving line of credit | Before Receipt Of Third Quarter 2017 Compliance Certificate | Leverage ratio greater than equal to 4.00 | Eurodollar Advances
DEBT
Margin (as a percent)		4.50%
Revolving line of credit | Before Receipt Of Third Quarter 2017 Compliance Certificate | Leverage ratio greater than equal to 4.00 | Base Rate Advances
DEBT
Margin (as a percent)		3.50%
Revolving line of credit | After Receipt Of Third Quarter 2017 Compliance Certificate | Leverage ratio less than 2.00 | Eurodollar Advances
DEBT
Margin (as a percent)		3.00%	3.00%
Revolving line of credit | After Receipt Of Third Quarter 2017 Compliance Certificate | Leverage ratio less than 2.00 | Base Rate Advances
DEBT
Margin (as a percent)		2.00%	2.00%
Revolving line of credit | After Receipt Of Third Quarter 2017 Compliance Certificate | Leverage ratio greater than equal to 2.00 less than 2.50 | Eurodollar Advances
DEBT
Margin (as a percent)		3.25%	3.25%
Revolving line of credit | After Receipt Of Third Quarter 2017 Compliance Certificate | Leverage ratio greater than equal to 2.00 less than 2.50 | Base Rate Advances
DEBT
Margin (as a percent)		2.25%	2.25%
Revolving line of credit | After Receipt Of Third Quarter 2017 Compliance Certificate | Leverage ratio greater than equal to 2.50 less than 3.00 | Eurodollar Advances
DEBT
Margin (as a percent)		3.50%	3.50%
Revolving line of credit | After Receipt Of Third Quarter 2017 Compliance Certificate | Leverage ratio greater than equal to 2.50 less than 3.00 | Base Rate Advances
DEBT
Margin (as a percent)		2.50%	2.50%
Revolving line of credit | After Receipt Of Third Quarter 2017 Compliance Certificate | Leverage ratio greater than equal to 3.00 less than 3.50 | Eurodollar Advances
DEBT
Margin (as a percent)		3.75%	3.75%
Revolving line of credit | After Receipt Of Third Quarter 2017 Compliance Certificate | Leverage ratio greater than equal to 3.00 less than 3.50 | Base Rate Advances
DEBT
Margin (as a percent)		2.75%	2.75%
Revolving line of credit | After Receipt Of Third Quarter 2017 Compliance Certificate | Leverage ratio greater than equal to 3.50 less than 4.00 | Eurodollar Advances
DEBT
Margin (as a percent)		4.00%	4.00%
Revolving line of credit | After Receipt Of Third Quarter 2017 Compliance Certificate | Leverage ratio greater than equal to 3.50 less than 4.00 | Base Rate Advances
DEBT
Margin (as a percent)		3.00%	3.00%
Revolving line of credit | After Receipt Of Third Quarter 2017 Compliance Certificate | Leverage ratio greater than equal to 4.00 | Eurodollar Advances
DEBT
Margin (as a percent)		4.50%	4.50%
Revolving line of credit | After Receipt Of Third Quarter 2017 Compliance Certificate | Leverage ratio greater than equal to 4.00 | Base Rate Advances
DEBT
Margin (as a percent)		3.50%	3.50%
Letter of credit
DEBT
Unused portion of available borrowing		$ 85,900,000
Letter of credit | Minimum
DEBT
Variable interest rate (as a percent)	3.00%	3.00%	3.00%
Letter of credit | Maximum
DEBT
Variable interest rate (as a percent)	4.50%	4.50%	4.50%